Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 37,959	$ 12,609
Accrued interest		3,791
Repayment of loan to Minera Exar and accumulated interest thereon		(8,778)
Elimination of loans as a result of Joint Operation accounting		(21,731)
Share of loans from Exar Capital to Minera Exar		23,241
Loans, ending balance	34,562	37,959
Repayment of long-term borrowings	(145)	(135)
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture		66,250
Initial difference between the face value and the fair value of loans to Exar Capital	7,265	(37,423)
Prior to 2019 Project Investment | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture		$ 36,449
Prior to 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Accrued interest	3,337
Initial difference between the face value and the fair value of loans to Exar Capital	(7,746)
Elimination of loans as a result of Joint Operation accounting	(3,377)
Prior to 2020 Cauchari Transaction | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture	14,500
Prior to 2020 Cauchari Transaction | Minera Exar and Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture	44,673
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Accrued interest	1,082
Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)
Loans, ending balance	34,562
Reversal of elimination of loans as a result of the 2020 Cauchari Transaction	28,132
Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction	(26,368)
Repayment of long-term borrowings	(40,000)
Gain on early repayment of the $40,000 loans	19,608
After 2020 Cauchari Transaction | Equity Accounting Investments | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)
Loans by the Company to Exar Capital after the 2020 Cauchari Transaction	$ 14,700